Related parties	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Related parties

27. Related parties

In the ordinary course of business, the Group may have issued credit cards or loans to Nu’s executive directors, board members, key employees and close family members. Those transactions, as well as the deposits and other products, such as investments, occur on similar terms as those prevailing at the time for comparable transactions to unrelated persons and do not involve more than the normal risk of collectability.

As described in note 3, "Basis of consolidation", all companies from the Group are consolidated in these consolidated financial statements. Therefore, related party balances and transactions, and any unrealized income and expenses arising from intercompany transactions, are eliminated in the consolidated financial statements.

In 2023, the exchange differences arising from intercompany loans between entities of the group with different functional currencies are shown as “Interest income and gains (losses) on financial instruments” in the statement of profit (loss).

a) Transactions with other related parties

	2023	2022
	Assets (Liabilities)
Others	-	316

	2023	2022	2021
	Revenues (expenses)
Others	-	(1,112)	(1,685)

As of December 31, 2023, the Company did not have any transactions with other related parties. On June 30, 2021, the Group entered into a service and naming rights agreement with Rodamoinho Produtora de Eventos Ltda., owned by a former member of the Company’s Board of Directors ("Board"), who has not been a member of the Board since September 2022, when the Company ceased recognizing Rodamoinho as a related party.

b) Management compensation

There are no significant post-employment benefits, such as pensions and other retirement benefits. The remuneration of the directors and other key management personnel of the Company is set out in aggregate below.

	2023	2022	2021
Consolidated statements of profit or loss
Fixed and variable compensation	60,117	122,892	34,252

Management compensation includes the compensation of remunerated members of the Board of Directors and of Executive Officers which decreased mainly due to the 2021 Contingent Share Award termination in November 2022, as disclosed in note 10b.